FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00248
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THE ADAMS EXPRESS COMPANY
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(Exact name of registrant as specified in charter)

7 Saint Paul Street, Suite 1140, Baltimore, Maryland 21202
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(Address of principal executive offices)

Lawrence L. Hooper, Jr.
The Adams Express Company
7 Saint Paul Street, Suite 1140
Baltimore, Maryland 21202
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(Name and address of agent for service)

Registrant's telephone number, including area code: (410) 752-5900
Date of fiscal year end: December 31
Date of reporting period: September 30, 2014

Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS

September 30, 2014

(unaudited)

	Shares	Value (A)
Common Stocks — 99.6%
Consumer Discretionary — 11.9%
Amazon.com, Inc. (B)	50,000	$16,122,000
BorgWarner Inc.	137,000	7,207,570
Comcast Corp. (Class A)	452,300	24,324,694
Dollar General Corp. (B)	271,400	16,585,254
Hanesbrands Inc.	152,000	16,330,880
Lowe’s Companies, Inc.	550,000	29,106,000
Magna International Inc.	126,000	11,958,660
McDonald’s Corp.	180,000	17,065,800
Walt Disney Co.	377,600	33,617,728
Whirlpool Corp.	66,000	9,612,900

		181,931,486

Consumer Staples — 9.1%
Coca-Cola Co.	300,000	12,798,000
CVS Health Corp.	314,000	24,991,260
General Mills Inc.	252,400	12,733,580
Hershey Co.	150,000	14,314,500
PepsiCo, Inc.	263,500	24,529,215
Philip Morris International Inc.	262,800	21,917,520
Procter & Gamble Co.	175,000	14,654,500
Unilever plc ADR	290,250	12,161,475

		138,100,050

Energy — 9.9%
Chevron Corp.	218,000	26,011,760
EOG Resources, Inc.	151,200	14,971,824
Exxon Mobil Corp.	101,000	9,499,050
Halliburton Co. (E)	170,801	11,018,373
Noble Energy, Inc.	175,000	11,963,000
Petroleum & Resources Corp. (C)	2,186,774	62,979,091
Schlumberger Ltd.	138,300	14,063,727

		150,506,825

Financials — 16.4%
Allstate Corp.	330,000	20,252,100
American International Group, Inc.	145,000	7,832,900
American Tower Corp.	105,000	9,831,150
Berkshire Hathaway Inc. (Class B) (B)	65,200	9,006,728
Capital One Financial Corp.	245,000	19,996,900
Citigroup Inc.	617,000	31,972,940
iShares US Real Estate ETF	147,722	10,222,362
JPMorgan Chase & Co.	470,000	28,312,800
Lincoln National Corp.	270,000	14,466,600
NASDAQ OMX Group, Inc.	360,000	15,271,200
Navient Corp.	520,000	9,209,200
Prudential Financial, Inc.	195,000	17,148,300
Simon Property Group, Inc.	89,500	14,715,590
SLM Corp.	520,000	4,451,200
Wells Fargo & Co.	719,000	37,294,530

		249,984,500

Health Care — 15.1%
AbbVie Inc.	280,000	16,172,800
Aetna Inc.	252,000	20,412,000
Allergan, Inc.	120,000	21,382,800
Biogen IDEC Inc. (B)	47,000	15,548,070
Celgene Corp. (B)	164,000	15,543,920
Cerner Corp. (B)	341,000	20,313,370
Gilead Sciences, Inc. (B)	375,900	40,014,555
McKesson Corp.	116,000	22,581,720
Merck & Co., Inc.	480,000	28,454,400
Pfizer Inc.	1,019,700	30,152,529

		230,576,164

Industrials — 10.2%
Boeing Co.	205,000	26,112,900
Delta Air Lines, Inc.	205,000	7,410,750
Dover Corp.	176,000	14,138,080
Eaton Corp. plc	205,000	12,990,850
Fluor Corp.	130,000	8,682,700
General Electric Co.	246,500	6,315,330
Honeywell International Inc.	287,500	26,772,000
Union Pacific Corp.	311,000	33,718,620
United Technologies Corp.	174,500	18,427,200

		154,568,430

Information Technology — 19.3%
Apple Inc.	653,100	65,799,825
Automatic Data Processing, Inc.	109,000	9,055,720
Cisco Systems, Inc.	625,000	15,731,250
Facebook, Inc. (Class A) (B)	187,000	14,780,480
Gartner, Inc. (B)	165,000	12,122,550
Google Inc. (Class A) (B)	35,500	20,888,555
Google Inc. (Class C) (B)	35,500	20,496,280
Intel Corp.	435,000	15,146,700
International Business Machines Corp.	42,800	8,124,724
MasterCard, Inc. (Class A)	230,000	17,001,600
Microsoft Corp.	618,800	28,687,568
Oracle Corp.	526,000	20,135,280
QUALCOMM Inc.	151,400	11,320,178
Seagate Technology plc	168,000	9,621,360
Visa Inc. (Class A)	80,500	17,176,285
Western Digital Corp.	83,000	8,077,560

		294,165,915

Materials — 3.2%
CF Industries Holdings, Inc. (E)	38,531	10,758,626
Eastman Chemical Co.	85,000	6,875,650
LyondellBasell Industries N.V. (Class A)	211,000	22,927,260
Praxair, Inc.	67,500	8,707,500

		49,269,036

SCHEDULE OF INVESTMENTS (CONTINUED)

September 30, 2014

(unaudited)

	Principal/ Shares	Value (A)
Telecommunication Services — 2.1%
SBA Communications Corp. (Class A) (B)	90,000	$9,981,000
Verizon Communications Inc.	420,000	20,995,800

		30,976,800

Utilities — 2.4%
AGL Resources Inc.	145,000	7,444,300
Edison International	148,000	8,276,160
NextEra Energy, Inc.	81,000	7,604,280
NRG Energy, Inc.	238,000	7,254,240
Pinnacle West Capital Corp.	115,000	6,283,600

		36,862,580

Total Common Stocks (Cost $1,077,906,782)		1,516,941,786

Short-Term Investments — 0.3%
Money Market Account — 0.3%
M&T Bank, 0.10%	$4,011,178	4,011,178

Money Market Funds — 0.0%
Fidelity Institutional Money Market – Money Market Portfolio (Institutional Class), 0.08% (D)	100,000	100,000

Total Short-Term Investments (Cost $4,111,178)		4,111,178

Total Investments — 99.9% (Cost $1,082,017,960)		1,521,052,964
Cash, receivables, prepaid expenses and other assets, less liabilities — 0.1%		2,228,765

Net Assets — 100.0%		$1,523,281,729

Notes:

(A)	Common stocks are listed on the New York Stock Exchange or the NASDAQ and are valued at the last reported sale price on the day of valuation.
(B)	Presently non-dividend paying.
(C)	Non-controlled affiliate, a closed-end sector fund, registered as an investment company under the Investment Company Act of 1940.
(D)	Rate presented is as of period-end and represents the annualized yield earned over the previous seven days.
(E)	All or a portion of this security is pledged to cover open written call option contracts. Aggregate market value of such pledged securities is $3,287,100.

See accompanying notes.

SCHEDULE OF OUTSTANDING WRITTEN OPTION CONTRACTS

September 30, 2014

(unaudited)

Contracts (100 shares each)	Security	Strike Price	Contract Expiration Date	Value

COVERED CALLS
90	CF Industries Holdings, Inc.	$290	Nov 14	$89,550
120	Halliburton Co.	75	Oct 14	720

210	Total Option Liability (Unrealized Loss of $51,361 on $38,909 Premiums Received)			$90,270

See accompanying notes.

NOTES TO SCHEDULES OF INVESTMENTS AND OUTSTANDING WRITTEN OPTION CONTRACTS (Unaudited)

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1. SIGNIFICANT ACCOUNTING POLICIES

The Adams Express Company (the Fund) is registered under the Investment Company Act of 1940 as a diversified investment company. The Fund is an internally-managed closed-end fund.

Affiliated Companies - Investments in companies 5% or more of whose outstanding voting securities are held by the Fund are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940.

Security Transactions - Investment transactions are accounted for on the trade date. Gain or loss on sales of securities and options is determined on the basis of specific identification.

Security Valuation - The Fund's investments are reported at fair value as defined under accounting principles generally accepted in the United States of America. Investments in securities traded on a national security exchange are valued at the last reported sale price on the day of valuation. Over-the-counter and listed securities for which a sale price is not available are valued at the last quoted bid price. Short-term investments (excluding purchased options and money market funds) are valued at amortized cost, which approximates fair value. Purchased and written options are valued at the last quoted bid and asked price, respectively. Money market funds are valued at net asset value on the day of valuation.

Various inputs are used to the determine the fair value of the Fund's investments. These inputs are summarized in the following three levels:

  Level 1 -- fair value is determined based on market data obtained from independent sources; for example, quoted prices in active markets for identical investments,
  Level 2 -- fair value is determined using other assumptions obtained from independent sources; for example, quoted prices for similar investments,
  Level 3 -- fair value is determined using the Fund's own assumptions, developed based on the best information available in the circumstances.

The Fund's investments at September 30, 2014 were classified as follows:

	Level 1	Level 2	Level 3	Total
Stocks	$1,516,941,786	$--	$--	$1,516,941,786
Short-term investments	4,111,178	--	--	4,111,178

Total investments	$1,521,052,964	$--	$--	$1,521,052,964

Written options	$(90,270)	$--	$--	$(90,270)

There were no transfers into or from Level 1 or Level 2 during the quarter ended September 30, 2014.

2. FEDERAL INCOME TAXES

For federal income tax purposes, the identified cost of securities at September 30, 2014 was $1,083,762,419 and net unrealized appreciation aggregated $437,290,545, of which the related gross unrealized appreciation and depreciation were $447,565,127 and $10,274,582, respectively.

3. INVESTMENT TRANSACTIONS

The Fund's investment decisions are made by the portfolio management team with recommendations from the research staff.

The Fund is subject to changes in the value of equity securities held (equity price risk) in the normal course of pursuing its investment objectives. The Fund may purchase and write option contracts to increase or decrease its equity price risk exposure or may write option contracts to generate additional income. Option contracts generally entail risks associated with counterparty credit, liquidity, and unfavorable equity price movements. The Fund has mitigated counterparty credit and liquidity risks by trading its options through an exchange. The risk of unfavorable equity price movements is limited for purchased options to the premium paid and for written options by writing only covered call or collateralized put option contracts, which require the Fund to segregate certain securities or cash at its custodian when the option is written.

When the Fund writes (purchases) an option, an amount equal to the premium received (paid) by the Fund is recorded as a liability (asset) and is subsequently marked to market daily in the Statement of Assets and Liabilities, with any related change recorded as an unrealized gain or loss in the Statement of Operations. Premiums received (paid) from unexercised options are treated as realized gains (losses) on the expiration date. Upon the exercise of written put (purchased call) option contracts, premiums received (paid) are deducted from (added to) the cost basis of the underlying securities purchased. Upon the exercise of written call (purchased put) option contracts, premiums received (paid) are added to (deducted from) the proceeds from the sale of underlying securities in determining whether there is a realized gain or loss.

4. PORTFOLIO SECURITIES LOANED

The Fund makes loans of securities to approved brokers to earn additional income. It receives as collateral cash deposits, U.S. Government securities, or bank letters of credit valued at 102% of the value of the securities on loan. The market value of the loaned securities is calculated based upon the most recent closing prices and any additional required collateral is delivered to the Fund on the next business day. Cash deposits are placed in a registered money market fund. The Fund accounts for securities lending transactions as secured financing and receives compensation in the form of fees or retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest or dividends on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. At September 30, 2014, the Fund had no outstanding securities on loan. The Fund is indemnified by its lending agent for loss of loaned securities and has the right under the lending agreement to recover the securities from the borrower on demand.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There have been no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications of the principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Form N-Q Certifications.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Adams Express Company

By:	/s/ Mark E. Stoeckle
Mark E. Stoeckle
Chief Executive Officer
(Principal Executive Officer)

Date:	October 17, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Stoeckle
Mark E. Stoeckle
Chief Executive Officer
(Principal Executive Officer)

Date:	October 17, 2014

By:	/s/ Brian S. Hook
Brian S. Hook
Vice President, Chief Financial Officer and Treasurer
(Principal Financial Officer)

Date:	October 17, 2014